Derivatives and Hedging - Impact of changes in fair value (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Derivatives designated as hedging instruments | Interest rate swap
Derivatives and Hedging
Amount of gain recognized in other comprehensive income	$ 4	$ 13
Derivatives not designated as hedging instruments
Derivatives and Hedging
Amount of gain recognized in Statements of operations	36	36
Derivatives not designated as hedging instruments | Fair value movement on earnouts and warrants derivative liabilities
Derivatives and Hedging
Amount of gain recognized in Statements of operations	23	23
Derivatives not designated as hedging instruments | Warrants. | Fair value movement on earnouts and warrants derivative liabilities
Derivatives and Hedging
Amount of gain recognized in Statements of operations	$ 13	$ 13